Business Combinations (Details) - USD ($)		1 Months Ended		3 Months Ended		9 Months Ended		12 Months Ended
	Feb. 09, 2023	Apr. 19, 2021	Sep. 30, 2020	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Jul. 26, 2022
Business Combinations (Details) [Line Items]
Cash of minus unpaid debt								$ 500,702
Business acquisition purchase price payable in promissory note	$ 500,000							850,000
Net assets acquired				$ 7,139,861		$ 7,139,861
Bargain purchase gain						2,639,861
Revenue				18,777,921	$ 14,472,361	53,572,198	$ 39,437,482	48,929,124	$ 30,660,984
Net income (loss)				(5,859,072)	$ (4,778,614)	(8,801,137)	$ (5,630,467)
Cash due to seller								8,344,056
Business acquisition purchase price in cash								6,550,000
Working capital								944,056
Purchase price		$ 325,000						$ 15,441,173
Promissory notes								6.00%
Convertible promissory notes				25,245,621		25,245,621		$ 24,667,799	26,630,655	$ 3,360,000
Principal amount			$ 1,260,000					5,880,345
Net of debt discount								1,126,672
Revenue									5,716,031
Net loss from continuing operations								$ 1,307,085	1,476,272
Minimum [Member]
Business Combinations (Details) [Line Items]
Estimated useful life								3 years
Revenue								$ 6,489,088
Maximum [Member]
Business Combinations (Details) [Line Items]
Estimated useful life								7 years
Revenue								$ 25,817,012
ICU Eyewear [Member]
Business Combinations (Details) [Line Items]
Cash of minus unpaid debt	$ 4,000,000
ICU Eyewear [Member]
Business Combinations (Details) [Line Items]
Percentage of secured promissory note	6.00%
Net assets acquired				7,139,861		7,139,861
Bargain purchase gain						2,639,861
Revenue				4,243,524		11,530,027
Net income (loss)				$ 743,236		$ 1,215,425
Wolo Acquisition [Member]
Business Combinations (Details) [Line Items]
Percentage of secured promissory note								6.00%
Fair value of the net tangible assets								$ 6,606,403
H&I Acquisition [Member]
Business Combinations (Details) [Line Items]
Cash								10,687,500
Convertible promissory notes								4,753,673
Fair value of the net assets								3,716,376
Revenue									6,766,540
Net loss from continuing operations								$ 5,121,056	$ 276,743